Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Current assets
Cash	$ 2,563	$ 3,273	$ 266
Accounts receivable, net	724	1,414	2,813
Inventory	1,291	1,435	1,725
Prepaid expenses and other current assets	908	593	467
Total current assets	5,486	6,715	5,271
Property and equipment, net	250	328	1,177
Intangible assets, net	12,718	13,519	15,211
Goodwill	16,066	16,066	16,066
Operating lease right-of-use assets	219	370	1,022
Other assets	115	115	341
Total assets	34,854	37,113	39,088
Current liabilities
Accounts payable	6,234	8,981	10,833
Accrued expenses and other current liabilities	9,833	11,122	10,325
Deferred purchase consideration	2,323	2,323	2,380
Operating lease liabilities, current	208	274	428
Total current liabilities	24,026	27,786	26,107
Earnout liability	280	1,240	1,680
Deferred tax liability	293	321	320
Operating lease liabilities, noncurrent	13	96	1,024
Liability-classified warrants	375	6,859	2,139
Other noncurrent liabilities	12	48	1,006
Total liabilities	26,009	37,449	33,558
Commitments and contingencies (Note 13)
Stockholders’ equity (deficit)
Additional paid-in capital	175,411	150,252	109,987
Accumulated deficit	(166,566)	(150,588)	(104,457)
Total stockholders’ equity (deficit)	8,845	(336)	5,530
Total liabilities and stockholders’ equity (deficit)	34,854	37,113	39,088
Common Class A [Member]
Stockholders’ equity (deficit)
Common stock, value
Common Class B [Member]
Stockholders’ equity (deficit)
Common stock, value
Nonrelated Party [Member]
Current liabilities
Notes payable, current	4,721	3,934	398
Notes payable, noncurrent	31		200
Related Party [Member]
Current liabilities
Notes payable, current	707	1,152	1,743
Notes payable, noncurrent	$ 979	$ 1,099	$ 1,082